Note 25 - Post-employment and other employee benefit commitments. Defined Benefits (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Changes In Net Defined Benefit Liability Asset Abstract
Employer contributions		€ 113,000,000		€ 89,000,000		€ 87,000,000
Past service costs		18,000,000		(33,000,000)		3,000,000
Remeasurements	[1]	7,000,000		(10,000,000)		31,000,000
Other effects		(2,000,000)		28,000,000		82,000,000
Present Value Of Defined Benefit Obligation Member | Spain [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		4,000,000
Interest income or expense		45,000,000
Contributions by plan participants		0
Employer contributions		0
Past service costs		190,000,000
Remeasurements		298,000,000
Return on plan assets		0
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		239,000,000
Other actuarial gain and losses		59,000,000
Benefit payments		(766,000,000)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		0
Other effects		14,000,000
Liability Asset Of Defined Benefit Plans at the end		4,807,000,000
Present Value Of Defined Benefit Obligation Member | Mexico [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		4,000,000
Interest income or expense		53,000,000
Contributions by plan participants		0
Employer contributions		0
Past service costs		15,000,000
Remeasurements		99,000,000
Return on plan assets		0
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		87,000,000
Other actuarial gain and losses		12,000,000
Benefit payments		(50,000,000)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		32,000,000
Liability Asset Of Defined Benefit Plans at the end		511,694,040.761482
Present Value Of Defined Benefit Obligation Member | United States [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		1,000,000
Interest income or expense		14,000,000
Contributions by plan participants		0
Employer contributions		0
Past service costs		0
Remeasurements		44,000,000
Return on plan assets		0
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		42,000,000
Other actuarial gain and losses		2,000,000
Benefit payments		(15,000,000)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		6,000,000
Other effects		(1,000,000)
Liability Asset Of Defined Benefit Plans at the end		326,000,000
Present Value Of Defined Benefit Obligation Member | Turkey [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		20,000,000
Interest income or expense		64,000,000
Contributions by plan participants		3,000,000
Employer contributions		0
Past service costs		3,000,000
Remeasurements		(3,000,000)
Return on plan assets		0
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		(13,000,000)
From changes in financial assumptions		(41,000,000)
Other actuarial gain and losses		51,000,000
Benefit payments		(21,000,000)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		(44,000,000)
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		422,186,829.878786
Present Value Of Defined Benefit Obligation Member | Other [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		3,000,000
Interest income or expense		11,000,000
Contributions by plan participants		1,000,000
Employer contributions		0
Past service costs		2,000,000
Remeasurements		49,000,000
Return on plan assets		0
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		(2,000,000)
From changes in financial assumptions		52,000,000
Other actuarial gain and losses		(1,000,000)
Benefit payments		(14,000,000)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		1,000,000
Other effects		6,000,000
Liability Asset Of Defined Benefit Plans at the end		401,945,384.013867
Plan Assets Member | Spain [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0
Interest income or expense		3,000,000
Contributions by plan participants		0
Employer contributions		0
Past service costs	[2]	0
Remeasurements		67,000,000
Return on plan assets	[3]	67,000,000
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Benefit payments		(64,000,000)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		0
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		260,000,000
Plan Assets Member | Mexico [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0
Interest income or expense		44,000,000
Contributions by plan participants		0
Employer contributions		47,000,000
Past service costs	[2]	0
Remeasurements		90,000,000
Return on plan assets	[3]	90,000,000
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Benefit payments		(50,000,000)
Settlement payments		0
Business combinations and disposals		(7,000,000)
Effect on changes in foreign exchange rates		27,000,000
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		441,000,000
Plan Assets Member | United States [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0
Interest income or expense		12,000,000
Contributions by plan participants		0
Employer contributions		3,000,000
Past service costs	[2]	0
Remeasurements		28,000,000
Return on plan assets	[3]	28,000,000
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Benefit payments		(13,000,000)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		6,000,000
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		287,000,000
Plan Assets Member | Turkey [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0
Interest income or expense		53,000,000
Contributions by plan participants		3,000,000
Employer contributions		14,000,000
Past service costs	[2]	0
Remeasurements		(5,000,000)
Return on plan assets	[3]	(5,000,000)
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Benefit payments		(10,000,000)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		(34,000,000)
Other effects		0
Liability Asset Of Defined Benefit Plans at the end		339,000,000
Plan Assets Member | Other [Member]
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		0
Interest income or expense		8,000,000
Contributions by plan participants		1,000,000
Employer contributions		1,000,000
Past service costs	[2]	0
Remeasurements		50,000,000
Return on plan assets	[3]	50,000,000
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0
From changes in financial assumptions		0
Other actuarial gain and losses		0
Benefit payments		(11,000,000)
Settlement payments		0
Business combinations and disposals		0
Effect on changes in foreign exchange rates		0
Other effects		6,000,000
Liability Asset Of Defined Benefit Plans at the end		366,000,000
Net Benefit Liability Asset [Member] | Spain [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		5,122,000,000		5,799,000,000
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		4,000,000		4,000,000		4,000,000
Interest income or expense		42,000,000		59,000,000		73,000,000
Contributions by plan participants		0		0		0
Employer contributions		0		0		0
Past service costs		190,000,000	[4]	148,000,000	[5]	235,000,000	[6]
Remeasurements		231,000,000		(28,000,000)		(67,000,000)
Return on plan assets		(67,000,000)	[7]	4,000,000	[8]	(21,000,000)	[9]
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0		0		0
From changes in financial assumptions		239,000,000		0		(33,000,000)
Other actuarial gain and losses		59,000,000		(32,000,000)		(13,000,000)
Benefit payments		(702,000,000)		(763,000,000)		(842,000,000)
Settlement payments		0		0		0
Business combinations and disposals		0		0		0
Effect on changes in foreign exchange rates		0		0		0
Other effects		14,000,000		5,000,000		2,000,000
Liability Asset Of Defined Benefit Plans at the end		4,547,000,000		5,122,000,000		5,799,000,000
Net Benefit Liability Asset [Member] | Mexico [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		(18,000,000)		(59,000,000)
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		4,000,000		5,000,000		5,000,000
Interest income or expense		9,000,000		(2,000,000)		(6,000,000)
Contributions by plan participants		0		0		0
Employer contributions		(47,000,000)		0		(1,000,000)
Past service costs		15,000,000	[4]	(1,000,000)	[5]	1,000,000	[6]
Remeasurements		9,000,000		88,000,000		38,000,000
Return on plan assets		(90,000,000)	[7]	70,000,000	[8]	(10,000,000)	[9]
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0		0		22,000,000
From changes in financial assumptions		87,000,000		(9,000,000)		18,000,000
Other actuarial gain and losses		12,000,000		27,000,000		7,000,000
Benefit payments		(1,000,000)		0		(1,000,000)
Settlement payments		0		0		0
Business combinations and disposals		7,000,000		0		0
Effect on changes in foreign exchange rates		5,000,000		(1,000,000)		5,000,000
Other effects		0		0		0
Liability Asset Of Defined Benefit Plans at the end		71,000,000		(18,000,000)		(59,000,000)
Net Benefit Liability Asset [Member] | United States [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		51,000,000		46,000,000
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		1,000,000		0		3,000,000
Interest income or expense		2,000,000		2,000,000		1,000,000
Contributions by plan participants		0		0		0
Employer contributions		(3,000,000)		(2,000,000)		0
Past service costs		0	[4]	0	[5]	0	[6]
Remeasurements		16,000,000		(11,000,000)		9,000,000
Return on plan assets		(28,000,000)	[7]	17,000,000	[8]	(11,000,000)	[9]
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		0		(1,000,000)		(2,000,000)
From changes in financial assumptions		42,000,000		(28,000,000)		22,000,000
Other actuarial gain and losses		2,000,000		1,000,000		0
Benefit payments		(2,000,000)		(2,000,000)		(2,000,000)
Settlement payments		0		0		0
Business combinations and disposals		0		0		0
Effect on changes in foreign exchange rates		0		2,000,000		(5,000,000)
Other effects		(1,000,000)		(1,000,000)		(1,000,000)
Liability Asset Of Defined Benefit Plans at the end		39,000,000		51,000,000		46,000,000
Net Benefit Liability Asset [Member] | Turkey [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		96,000,000		99,000,000
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		20,000,000		21,000,000		21,000,000
Interest income or expense		11,000,000		9,000,000		9,000,000
Contributions by plan participants		0		0		0
Employer contributions		(14,000,000)		(16,000,000)		(16,000,000)
Past service costs		3,000,000	[4]	4,000,000	[5]	4,000,000	[6]
Remeasurements		2,000,000		12,000,000		12,000,000
Return on plan assets		5,000,000	[7]	(101,000,000)	[8]	(101,000,000)	[9]
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		(13,000,000)		0		0
From changes in financial assumptions		(41,000,000)		81,000,000		81,000,000
Other actuarial gain and losses		51,000,000		32,000,000		32,000,000
Benefit payments		(11,000,000)		(11,000,000)		(11,000,000)
Settlement payments		0		0		0
Business combinations and disposals		0		0		0
Effect on changes in foreign exchange rates		(9,000,000)		(21,000,000)		(21,000,000)
Other effects		0		0		0
Liability Asset Of Defined Benefit Plans at the end		83,000,000		96,000,000		99,000,000
Net Benefit Liability Asset [Member] | Other [Member]
Disclosure Of Net Defined Benefit Liability Asset Line Items
Liability Asset Of Defined Benefit Plans at the beginning		36,000,000		43,000,000
Changes In Net Defined Benefit Liability Asset Abstract
Current service cost t		3,000,000		5,000,000		5,000,000
Interest income or expense		3,000,000		2,000,000		2,000,000
Contributions by plan participants		0		0		0
Employer contributions		(1,000,000)		(8,000,000)		(8,000,000)
Past service costs		2,000,000	[4]	3,000,000	[5]	3,000,000	[6]
Remeasurements		(1,000,000)		(1,000,000)		(1,000,000)
Return on plan assets		(50,000,000)	[7]	2,000,000	[8]	2,000,000	[9]
ActuarialGainsLossesArisingFromChangesInDemographicAssumptionsNetDefinedBenefitLiabilityAsset		(2,000,000)		(3,000,000)		(3,000,000)
From changes in financial assumptions		52,000,000		4,000,000		4,000,000
Other actuarial gain and losses		(1,000,000)		(4,000,000)		(4,000,000)
Benefit payments		(3,000,000)		(3,000,000)		(3,000,000)
Settlement payments		0		0		0
Business combinations and disposals		0		0		0
Effect on changes in foreign exchange rates		1,000,000		(5,000,000)		(5,000,000)
Other effects		0		(1,000,000)		(1,000,000)
Liability Asset Of Defined Benefit Plans at the end		€ 36,000,000		€ 36,000,000		€ 43,000,000

[1]

(*) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee bene fits that are charged to the income statements (see Note 2.2.12).

[2]	(1) Including gains and losses arising from settlements.
[3]	(2) Excluding interest, which is recorded under "Interest income or expense".
[4]	(1) Including gains and losses arising from settlements.
[5]	(2) Excluding interest, which is recorded under "Interest income or expense".
[6]	(2) Excluding interest, which is recorded under "Interest income or expense".
[7]	(2) Excluding interest, which is recorded under "Interest income or expense".
[8]	(2) Excluding interest, which is recorded under "Interest income or expense".
[9]	(2) Excluding interest, which is recorded under "Interest income or expense".